Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (95.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.3%)
BCE, Inc.	110,110	4,203
Fox Corp. - Class B	237,727	6,866
Omnicom Group, Inc.	43,601	3,247

Total		14,316

Consumer Discretionary (3.4%)
Aptiv PLC *	31,657	3,121
BorgWarner, Inc.	171,375	6,918
Compagnie Generale des Etablissements Michelin	161,975	4,965
The Interpublic Group of Companies, Inc.	194,279	5,568

Total		20,572

Consumer Staples (9.5%)
Conagra Brands, Inc.	510,018	13,985
Dollar Tree, Inc. *	82,305	8,761
General Mills, Inc.	47,657	3,050
Henkel AG & Co. KGaA - Preference Shares	61,147	4,364
The J.M. Smucker Co.	25,020	3,075
Kenvue, Inc.	170,936	3,433
Kimberly-Clark Corp.	79,324	9,586
Koninklijke Ahold Delhaize NV	374,368	11,288

Total		57,542

Energy (4.9%)
Baker Hughes	136,794	4,832
Devon Energy Corp.	28,280	1,349
Diamondback Energy, Inc.	27,841	4,312
Enterprise Products
Partners LP	405,241	11,091
EQT Corp.	79,628	3,231
Occidental Petroleum Corp.	80,794	5,242

Total		30,057

Financials (16.8%)
Aflac, Inc.	78,480	6,023
The Allstate Corp.	131,839	14,688
The Bank of New York Mellon Corp.	309,034	13,180
Capitol Federal Financial, Inc.	296,117	1,413
First Hawaiian, Inc.	268,160	4,840
The Hanover Insurance Group, Inc.	47,091	5,226
Northern Trust Corp.	198,819	13,814
Prosperity Bancshares, Inc.	41,539	2,267
Reinsurance Group of America, Inc.	68,390	9,930

Common Stocks (95.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
T. Rowe Price Group, Inc.	79,916	8,381
Truist Financial Corp.	236,307	6,761
U.S. Bancorp	89,974	2,975
Westamerica Bancorporation	52,834	2,285
Willis Towers Watson PLC	48,321	10,097

Total		101,880

Health Care (14.1%)
AmerisourceBergen Corp.	27,892	5,020
Cardinal Health, Inc.	64,293	5,582
Centene Corp. *	70,542	4,859
DENTSPLY SIRONA, Inc.	102,044	3,486
Embecta Corp.	106,635	1,605
Envista Holdings Corp.*	160,171	4,466
Henry Schein, Inc. *	171,719	12,750
Hologic, Inc. *	44,963	3,120
Laboratory Corp. of America Holdings	36,575	7,353
Quest Diagnostics, Inc.	86,164	10,500
Smith & Nephew PLC, ADR	113,013	2,799
Universal Health Services, Inc. - Class B	69,250	8,707
Zimmer Biomet Holdings, Inc.	138,632	15,557

Total		85,804

Industrials (15.8%)
Beacon Roofing Supply, Inc. *	72,254	5,576
Bunzl PLC	172,909	6,137
Cie de Saint-Gobain	99,616	5,968
Cummins, Inc.	16,235	3,709
Emerson Electric Co.	101,018	9,755
General Dynamics Corp.	18,760	4,145
Heartland Express, Inc.	282,822	4,155
Huntington Ingalls Industries, Inc.	40,535	8,292
IMI PLC	122,689	2,333
MSC Industrial Direct Co., Inc. - Class A	88,138	8,651
Norfolk Southern Corp.	40,353	7,947
nVent Electric PLC	42,345	2,244
Oshkosh Corp.	86,398	8,245
Republic Services, Inc.	20,987	2,991
Southwest Airlines Co.	305,793	8,278

Common Stocks (95.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
VINCI SA	70,020	7,752

Total		96,178

Information Technology (6.3%)
Amdocs, Ltd.	91,582	7,738
Corning, Inc.	79,216	2,414
Electronic Arts, Inc.	25,274	3,043
F5, Inc. *	46,122	7,432
HP, Inc.	206,119	5,297
Juniper Networks, Inc.	171,062	4,754
TE Connectivity, Ltd.	49,680	6,137
Teradyne, Inc.	17,903	1,798

Total		38,613

Materials (4.9%)
Akzo Nobel NV	105,679	7,626
Amcor PLC	812,260	7,441
Packaging Corp. of America	69,175	10,622
Sonoco Products Co.	72,662	3,949

Total		29,638

Real Estate (7.1%)
Essex Property Trust, Inc.	32,586	6,911
Healthpeak Properties, Inc.	392,739	7,211
Public Storage	23,983	6,320
Realty Income Corp.	171,754	8,577
Regency Centers Corp.	130,619	7,764
VICI Properties, Inc.	121,158	3,526
WP Carey, Inc.	55,197	2,985

Total		43,294

Utilities (10.1%)
Atmos Energy Corp.	17,363	1,839
CMS Energy Corp.	83,589	4,440
Duke Energy Corp.	86,759	7,657
Edison International	120,485	7,626
Evergy, Inc.	116,910	5,927
Eversource Energy	76,040	4,422
NorthWestern Corp.	192,089	9,232
Pinnacle West Capital Corp.	68,027	5,012
Spire, Inc.	178,847	10,119
WEC Energy Group, Inc.	60,413	4,866

Total		61,140

Total Common Stocks (Cost: $635,680)		579,034

Mid Cap Value Portfolio

Investment Companies (2.0%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.0%)
iShares Russell Mid- Cap Value ETF	115,422	12,043

Total		12,043

Total Investment Companies (Cost: $12,827)		12,043

Total Investments (97.2%) (Cost: $648,507)@		591,077

Other Assets, Less Liabilities (2.8%)		16,912

Net Assets (100.0%)		607,989

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs International	CAD	155	114	12/22/23	$—	$(1)	$(1)
Sell	Goldman Sachs International	CAD	5,030	3,708	12/22/23	29	—	29
Sell	Goldman Sachs International	EUR	34,146	36,238	12/22/23	59	—	59
Sell	Goldman Sachs International	GBP	7,721	9,425	12/22/23	7	—	7

						$95	$(1)	$94

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$95	—	$95	$(1)	—	—	$(1)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $648,507 and the net unrealized depreciation of investments based on that cost was $57,336 which is comprised of $18,601 aggregate gross unrealized appreciation and $75,937 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:

Common Stocks

Consumer Discretionary	$15,607	$4,965	$—

Consumer Staples	41,890	15,652	—

Industrials	73,988	22,190	—

Materials	22,012	7,626	—

All Others	375,104	—	—

Investment Companies	12,043	—	—

Other Financial Instruments^

Forward Foreign Currency Contracts	—	95	—

Total Assets:	$540,644	$50,528	$—

Liabilities:

Other Financial Instruments^

Forward Foreign Currency Contracts	—	(1)	—

Total Liabilities:	$—	$(1)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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